Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,337,672.50
Previously Paid Amount	0.00
Total Fee Amount	1,980.03
Total Offset Amount	0.00
Net Fee	1,980.03
Narrative - Max Aggregate Offering Price	$ 14,337,672.50
Final Prospectus	true